Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Sales	$ 20,322,498	$ 26,909,025	$ 18,628,886
Cost of sales	(15,299,849)	(20,290,231)	(12,909,462)
Gross profit	5,022,649	6,618,794	5,719,424
Operating expenses:
General and administrative	(2,017,868)	(929,500)	(690,619)
Selling and marketing	(962,479)	(720,120)	(506,305)
Research and development	(1,176,943)	(932,268)	(986,885)
Bad debt expense	(36,972)		(2,649)
Inventory reserve (provision) / reversal	(81,622)	31,668	(47,358)
Total operating expenses	(4,275,884)	(2,550,220)	(2,233,816)
Operating income	746,766	4,068,574	3,485,608
Other income (expenses):
Interest expenses, net	(402,671)	(473,088)	(417,648)
Rental income, net	195,347	98,716	116,193
Other income, net	872,519	219,530	512,412
Total other income (expenses), net	665,195	(154,842)	210,957
Income before income taxes	1,411,960	3,913,732	3,696,565
Income tax provision	(193,246)	(437,771)	(301,916)
Net income	1,218,714	3,475,961	3,394,649
Other comprehensive income:
Foreign currency translation adjustment	(360,677)	(611,144)	122,397
Total comprehensive income	$ 858,037	$ 2,864,817	$ 3,517,046
Earnings per share attributable to common shareholders:
Shares (in Shares)	12,000,000	12,000,000	9,000,000
Earnings per share (in Dollars per share)	$ 0.1	$ 0.38	$ 2.4
Weighted average number of shares outstanding
Weighted average number of shares outstanding, Basic (in Shares)	12,000,000	9,147,945	1,413,918